REVENUES - Additional Information (Details) - Medtronic [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Development Agreement [Member]
Statement Line Items [Line Items]
License revenue	$ 10
Amount received for license	30
Development Agreement [Member] | Top of range [member]
Statement Line Items [Line Items]
Amount received for license	$ 41
License Agreement [Member]
Statement Line Items [Line Items]
License revenue		$ 10